Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or close of a Business Combination, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

2020 Registration Rights Agreement

Pursuant to a registration rights agreement entered into on July 27, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued on conversion of any working capital loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of such working capital loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

In connection with the Tempo Business Combination, the registration rights agreement will be amended and restated. At the closing of the Tempo Business Combination, Domesticated ACE (as defined below), the Sponsor, the other parties to the Sponsor Support Agreement and certain former stockholders of Tempo Automation, Inc. will enter into an Amended and Restated Registration Rights Agreement, pursuant to which Domesticated ACE will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of Domesticated ACE common stock and other equity securities of Domesticated ACE that are held by the parties thereto from time to time.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $4,600,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On March 16, 2022, Cantor Fitzgerald & Co. agreed that the deferred fee may be paid in shares of common stock of Domesticated ACE, subject to certain terms and conditions.

Termination of Proposed Achronix Business Combination

On January 7, 2021, the Company entered into an Agreement and Plan of Merger (the “Achronix Merger Agreement”) with Achronix Semiconductor Corp., a Delaware corporation (“Achronix”), and Merger Sub.

On May 24, 2021, in the Form 10-Q for the quarter ended March 31, 2021, the Company disclosed that the SEC informed the Company that it was investigating certain disclosures made in the Form S-4 relating to the proposed business combination with Achronix. On July 11, 2021, the Company and Achronix entered into a termination and release agreement, pursuant to which the parties agreed to mutually terminate the Achronix Merger Agreement relating to the proposed business combination with Achronix.

On October 27, 2021, the Company received a letter from the SEC in connection with its investigation with the following response: “We have concluded the investigation as to ACE Convergence Acquisition Corp. (“ACE”). Based on the information we have as of this date, we do not intend to recommend an enforcement action by the Commission against ACE.”

Business Combination Agreement

On October 13, 2021, the Company entered into an Agreement and Plan of Merger (as amended and restated on August 12, 2022, and as amended on September 7, 2022, and September 23, 2022, the “Merger Agreement”) with Tempo Automation, Inc., a Delaware corporation (“Tempo”), and Merger Sub.

Pursuant to the transactions contemplated by the Merger Agreement (the “Tempo Business Combination”), and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Tempo, with Tempo surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). Prior to the closing of the Tempo Business Combination (the “Closing”), the Company shall domesticate as a Delaware corporation (the “Domestication” and, ACE, after the Domestication, “Domesticated ACE”) and shall be renamed “Tempo Automation Holdings, Inc.”

As a result of and upon the Closing, among other things, all outstanding shares of Tempo common stock (after giving effect to the Company Preferred Conversion (as defined in the Merger Agreement)) as of immediately prior to the Closing, and, together with shares of Tempo common stock reserved in respect of Tempo options outstanding as of immediately prior to the Closing that will be converted into awards based on Domesticated ACE common stock, will be cancelled in exchange for the right to receive, or the reservation of (in the case of any earnout shares, if and to the extent earned, and in the case of the Tempo options, if and to the extent earned and subject to their respective terms), an aggregate of approximately 23,500,000 shares of Domesticated ACE common stock (at a deemed value of $10.00 per share) equal to the quotient obtained by dividing (i) $235,000,000 (the “Base Purchase Price”) by (ii) $10.00. On September 7, 2022, ACE and Tempo entered into the First Amendment to the Amended and Restated Agreement and Plan of Merger, pursuant to which the parties agreed, among other things, to increase the Base Purchase Price from $235,000,000 to $257,927,013. On September 23, 2022, ACE and Tempo entered into the Second Amendment to the Amended and Restated Agreement and Plan of Merger, pursuant to which the parties agreed, among other things, that all awards of Tempo RSUs that are outstanding at the closing of the Tempo Business Combination will, at the effective time of the Tempo Business Combination, be converted into (a) Domesticated ACE RSUs and (b) the right to receive a number of earnout shares.

Additionally, Tempo has undertaken to use its commercially reasonable efforts to cause the holder of each outstanding and unexercised Tempo warrant to exercise such Tempo warrant in exchange for shares of Tempo common stock immediately prior to the effective time of the Merger. Holders of Tempo warrants may elect not to exercise such Tempo warrants in exchange for shares of Tempo common stock prior to the effective time of the Merger. Any Tempo warrants that remain issued and outstanding as of immediately prior to the effective time of the Tempo Business Combination will be converted into warrants to purchase shares of Domesticated ACE common stock on substantially similar terms to the Tempo warrants.

An additional 550,000 shares of Domesticated ACE common stock will be purchased (at a price of $10.00 per share) at the Closing by certain third-party investors (“Third Party PIPE Investors”) and certain related parties of the Sponsor (collectively with the Third Party PIPE Investors, the “PIPE Investors”), for a total aggregate purchase price of up to $5.5 million (the “PIPE Investment”). In addition, the Company originally agreed to issue additional shares of Domesticated ACE common stock to each PIPE Investor in the event that the volume weighted average price per share of Domesticated ACE common stock during the 30 days commencing on the date on which a registration statement registering the resale of the shares of Domesticated ACE common stock acquired by the PIPE Investors is declared effective is less than $10.00 per share (which registration statement the Company has agreed to file pursuant to the subscription agreements entered into in connection with the PIPE Investment). Certain PIPE Investors originally subscribed for $25.0 million of ACE’s 12.0% convertible senior notes due 2025, but such subscription was terminated in January 2022 in connection with the subscription by certain parties for $200.0 million of 15.5% convertible notes. The latter subscription was terminated in July 2022; as a result of such termination, if ACE consummates an initial business combination with or among Tempo, Compass AC Holdings, Inc. (“Compass”), Whizz Systems, Inc. (“Whizz”) or any of their respective affiliates or subsidiaries, OCM Tempo Holdings, LLC (“OCM”) will be entitled to a termination fee of 3.5% of the aggregate principal amount of the subscribed notes (approximately $7.0 million), to be paid by ACE immediately following and as a condition subsequent to the closing of such initial business combination. On September 4, 2022, Tempo, ACE, OCM and Oaktree Capital Management, L.P. (“Oaktree”) agreed to reduce such termination fee to 0.6% of the aggregate principal amount of the subscribed notes (approximately $1.1 million) if the closing of the Tempo Business Combination occurs on or before October 15, 2022 (the “Specified Fee Date”), to be paid on the earlier of (i) six months after the closing of the Tempo Business Combination and (ii) the date on which either ACE or Tempo commence bankruptcy proceedings. In addition to the reduced termination fee, ACE and Tempo are required to pay approximately $1.2 million in fees and expenses to OCM on the earlier of (x) immediately following the closing of the Tempo Business Combination and (y) the Outside Business Combination Date (as defined below). The reduced termination fee and all other fees and expenses owed to OCM under such agreement will accrue interest at a rate of 20% per year, compounding monthly, starting on October 15, 2022. If the Tempo Business Combination has not been consummated prior to the Specified Fee Date, on the earliest of (I) the date on which the Merger Agreement is terminated, (II) the date on which either ACE or Tempo commence bankruptcy proceedings and (III) June 15, 2023 (the earliest date, the “Outside Business Combination Date”), ACE and Tempo will pay OCM the full 3.5% termination fee and all of its accrued and unpaid fees and expenses. To the extent the termination fee and accrued and unpaid fees and expenses are not paid on or prior to June 15, 2023, the unpaid portion of the termination fee (together with all other unpaid fees and expenses) will accrue interest at a rate of 20% per year, compounding monthly, starting on October 15, 2022. On October 11, 2022, Tempo, ACE, OCM and Oaktree entered into a letter agreement pursuant to which the Specified Fee Date was amended to November 15, 2022. Additionally, in March 2022, ACE SO3 SPV Limited agreed to purchase an unsecured subordinated convertible note in an aggregate principal amount of $20.0 million in connection with the Closing, which agreement was terminated in July 2022.

On July 1, 2022, ACE and Tempo entered into that certain First Amendment to Agreement and Plan of Merger (the “Merger Agreement Amendment”), pursuant to which the parties agreed, among other things, to (i) reduce the Base Purchase Price from $658,434,783 to $488,375,000, (ii) increase the number of earnout shares issuable to eligible Tempo equity holders (the “Tempo Earnout Shares”) from 7,500,000 to 10,000,000, which will vest in two equal tranches of 5,000,000 shares based on Domesticated ACE reaching $10.0 million in EBITDA and $50.0 million in revenue in any quarter during the five-year period following the closing date of the Tempo Business Combination, (iii) remove certain covenants and other obligations of the parties relating to the employee stock purchase plan contemplated by the Merger Agreement and (iv) extend the outside date of the Merger Agreement to November 13, 2022.

On August 12, 2022, ACE, Merger Sub and Tempo entered into the Merger Agreement, pursuant to which the parties agreed, among other things, to (i) reduce the Base Purchase Price from $488,375,000 to $235,000,000, (ii) reduce the number of Tempo Earnout Shares from 10,000,000 to 7,000,000, which will vest in two equal tranches of 3,500,000 shares based on Domesticated ACE reaching $5.0 million in Adjusted EBITDA (as defined in the Merger Agreement) and $15.0 million in revenue in any quarter during the five-year period following the closing date, (iii) remove terms relating to the proposed acquisitions by Tempo of each of Whizz and Compass, (iv) reduce the minimum cash condition from $320.0 million to $10.0 million and (v) extend the outside date of the Merger Agreement to December 13, 2022. Pursuant to the Merger Agreement, all outstanding shares of Tempo common stock (after giving effect to the Company Preferred Conversion (as defined in the Merger Agreement)) as of immediately prior to the closing, and, together with shares of Tempo common stock reserved in respect of Tempo options as of immediately prior to the closing that will be converted into awards based on Domesticated ACE common stock, will be cancelled in exchange for the right to receive, or the reservation of (in the case of Tempo options, if and to the extent earned and subject to their respective terms), an aggregate of approximately 23,500,000 shares of Domesticated ACE common stock (at a deemed value of $10.00 per share) equal to the quotient obtained by dividing (i) the Base Purchase Price by (ii) $10.00, including, as applicable, a number of Tempo Earnout Shares. On September 7, 2022, ACE and Tempo entered into the First Amendment to the Amended and Restated Agreement and Plan of Merger, pursuant to which the parties agreed, among other things, to increase the Base Purchase Price from $235,000,000 to $257,927,013. On September 23, 2022, ACE and Tempo entered into the Second Amendment to the Amended and Restated Agreement and Plan of Merger, pursuant to which the parties agreed, among other things, that all awards of Tempo RSUs that are outstanding at the closing of the Tempo Business Combination will, at the effective time of the Tempo Business Combination, be converted into (a) Domesticated ACE RSUs and (b) the right to receive a number of Tempo Earnout Shares.

On July 6, 2022, the Company entered into Second Amended and Restated Subscription Agreements (the “Second A&R Subscription Agreements”) with each of the PIPE Investors. Pursuant to the Second A&R Subscription Agreements, among other things, the parties agreed to reduce the minimum Adjustment Period VWAP (as defined in the Second A&R Subscription Agreements) from $6.50 to $4.00. Additionally, ACE agreed (1) to issue 2,000,000 additional shares (the “PIPE Incentive Shares”) to the PIPE Investors on a pro rata basis as an incentive to subscribe for and purchase the shares under the Second A&R Subscription Agreements, (2) that if the Adjustment Period VWAP is less than $10.00 per share, the number of additional shares each PIPE Investor will be entitled to receive shall be (i) (A) (x) the number of shares issued to such PIPE Investor at the closing of the subscription and held by such PIPE Investor on the Measurement Date (as defined in the Second A&R Subscription Agreements), times (y) $10.00, minus the Adjustment Period VWAP, minus (B) the number of PIPE Incentive Shares, times the Adjustment Period VWAP, divided by (ii) the Adjustment Period VWAP, and (3) to issue additional shares of Domesticated ACE common stock to each PIPE Investor in the event that the Additional Period VWAP (as defined below) is less than the Adjustment Period VWAP. In such case, each PIPE Investor will be entitled to receive a number of shares of Domesticated ACE common stock (such additional shares, if any, the “Additional Period Shares”) equal to the lesser of (1) such PIPE Investor’s pro rata portion of 2,000,000 shares, and (2) (i) (A) (x) the number of shares issued to such PIPE Investor pursuant to such subscription agreement and held by such PIPE Investor on the last day of the 30 calendar day period ending on the date that is 15 months following the closing of the subscriptions (such 30 calendar day period, the “Additional Period”), times (y) the Adjustment Period VWAP, minus the average of the volume weighted average price of a share of Domesticated ACE common stock determined for each of the trading days during the Additional Period (the “Additional Period VWAP”), minus (B) the number of PIPE Incentive Shares, times the Additional Period VWAP, divided by (ii) the Additional Period VWAP. Notwithstanding the foregoing, in the event that Domesticated ACE consummates a strategic transaction during the 15-month period beginning on the closing date, then the measurement date for the issuance of such additional shares shall be one day prior to the closing date of such strategic transaction, and the Additional Period VWAP will be deemed to equal the price per share paid or payable to the holders of outstanding shares of Domesticated ACE common stock in connection with such strategic transaction. If such price is payable in whole or in part in the form of consideration other than cash, the value of such consideration will be (a) with respect to any securities, (i) the average of the closing prices of the sales of such securities on all securities exchanges on which such securities are then listed, averaged over a period of 30 trading days ending on the day as of which such value is being determined and the 29 consecutive days preceding such day, or (ii) if the information contemplated by the preceding clause (i) is not practically available, then the fair value of such securities as of the date of valuation as determined in accordance with the succeeding clause (b), and (b) with respect to any other non-cash assets, the fair value thereof as of the date of valuation, as determined by an independent, nationally recognized valuation firm reasonably selected by Domesticated ACE, on the basis of an orderly sale to a willing, unaffiliated buyer in an arm’s-length transaction, taking into account all factors determinative of value as the investment banking firm determines relevant (and giving effect to any transfer taxes payable in connection with such sale).

On September 7, 2022, ACE entered into Third Amended and Restated Subscription Agreements (the “Third A&R PIPE Subscription Agreements”) with each of the PIPE Investors, which amend and restate the applicable Second A&R Subscription Agreements in their entirety. One of the Third Party PIPE Investors who entered into a Second A&R Subscription Agreement did not enter into a Third A&R PIPE Subscription Agreement and terminated its Second A&R Subscription Agreement on September 7, 2022. Pursuant to the Third A&R PIPE Subscription Agreements, ACE has agreed to issue additional shares of Domesticated ACE common stock to each PIPE Investor in the event that the volume weighted average price per share of Domesticated ACE common stock (the “Measurement Period VWAP”) during the 30 days commencing on the date on which a registration statement registering the resale of the shares of Domesticated ACE common stock acquired by such PIPE Investors (the “PIPE Resale Registration Statement”) is declared effective is less than $10.00 per share. In such case, each PIPE Investor will be entitled to receive a number of shares of Domesticated ACE common stock equal to the product of (x) the number of shares of Domesticated ACE common stock issued to such PIPE Investor at the closing of the subscription and held by such PIPE Investor through the date that is 30 days after the effective date of the PIPE Resale Registration Statement (the “Measurement Date”) multiplied by (y) a fraction, (A) the numerator of which is $10.00 minus the Adjustment Period VWAP (as defined therein) and (B) the denominator of which is the Adjustment Period VWAP. In the event that the Adjustment Period VWAP is less than $4.00 (the “Price Floor Value”), the Adjustment Period VWAP shall be deemed to be the Price Floor Value.

ACE has also agreed to issue up to 500,000 additional shares of Domesticated ACE common stock to each such PIPE Investor in the event that the Additional Period VWAP (as defined below) is less than the Adjustment Period VWAP. In such case, each such PIPE Investor will be entitled to receive a number of shares of Domesticated ACE common stock equal to the lesser of (1) such PIPE Investor’s pro rata portion of 500,000 additional shares of Domesticated ACE common stock, and (2) (i) (A) (x) the number of shares issued to such PIPE Investor pursuant to such subscription agreement and held by such PIPE Investor on the last day of the 30 calendar day period ending on the date that is 15 months following the closing of the subscriptions (such 30 calendar day period, the “Additional Period”), times (y) the Adjustment Period VWAP, minus the average of the volume weighted average price of a share of Domesticated ACE common stock determined for each of the trading days during the Additional Period (the “Additional Period VWAP”), minus (B) the number of PIPE Incentive Shares (as defined below), times the Additional Period VWAP, divided by (ii) the Additional Period VWAP.

Additionally, ACE has agreed to issue up to 2,000,000 additional shares (the “PIPE Incentive Shares”) to such PIPE Investors on a pro rata basis with respect to each PIPE Investor’s subscription amount as an incentive to subscribe for and purchase the shares under the Third A&R PIPE Subscription Agreements.

Notwithstanding the foregoing, in the event that Domesticated ACE consummates a strategic transaction during the 15-month period beginning on the closing date, then the measurement date for the issuance of such additional shares shall be one day prior to the closing date of such strategic transaction, and the Additional Period VWAP will be deemed to equal the price per share paid or payable to the holders of outstanding shares of Domesticated ACE common stock in connection with such strategic transaction. If such price is payable in whole or in part in the form of consideration other than cash, the value of such consideration will be (a) with respect to any securities, (i) the average of the closing prices of the sales of such securities on all securities exchanges on which such securities are then listed, averaged over a period of 30 trading days ending on the day as of which such value is being determined and the 29 consecutive days preceding such day, or if the information contemplated by the preceding clause (i) is not practically available, then the fair value of such securities as of the date of valuation as determined in accordance with the succeeding clause (b), and (b) with respect to any other non-cash assets, the fair value thereof as of the date of valuation, as determined by an independent, nationally recognized valuation firm reasonably selected by Domesticated ACE, on the basis of an orderly sale to a willing, unaffiliated buyer in an arm’s-length transaction, taking into account all factors determinative of value as the investment banking firm determines relevant (and giving effect to any transfer taxes payable in connection with such sale).

One of the PIPE Investors’ subscription agreement provides that, if such PIPE Investor is an Eligible Investor (defined as any subscriber in the offering who is not a beneficial or record owner of ACE’s equity or an affiliate of ACE prior to the Initial Closing (as defined therein)), if, after the date of such subscription agreement, such PIPE Investor acquires ownership of Class A Ordinary Shares in the open market or in privately negotiated transactions with third parties (along with any related rights to redeem or convert such shares in connection with the redemption conducted by ACE in connection with the vote to approve the Tempo Business Combination (the “Tempo Redemption”)) at least five business days prior to ACE’s extraordinary general meeting to approve the Tempo Business Combination, and such PIPE Investor does not redeem or convert such shares in connection with the Tempo Redemption (including revoking any prior redemption or conversion elections made with respect to such shares) (such shares, “PIPE Non-Redeemed Shares”), the number of shares such PIPE Investor (only if an Eligible Investor) will be obligated to purchase under its subscription agreement shall be reduced by the number of PIPE Non-Redeemed Shares.

The proceeds of the PIPE Investment, together with the amounts remaining in ACE’s trust account as of immediately following the effective time of the Tempo Business Combination, will be retained by Domesticated ACE following the Closing.

In connection with the Tempo Business Combination and pursuant to separate agreements, Tempo was to acquire 100% of the issued and outstanding equity interests in each of Whizz, a Delaware corporation, and Compass, a Delaware corporation. The agreement with Compass was terminated by Compass in July 2022, and the agreement with Whizz was mutually terminated in August 2022.

The Closing is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of ACE and Tempo, (ii) the absence of any legal restraints on the Closing, and (iii) receipt of approval for listing on The Nasdaq Stock Market LLC (“Nasdaq”) the shares of Domesticated ACE common stock to be issued in connection with the Merger.

ACE’s obligation to consummate the Business Combination is also subject to, among other things, the accuracy of the representations and warranties of Tempo as of the date of the Original Merger Agreement (as defined below) and as of the Closing and each of the covenants of Tempo having been performed in all material respects.

Tempo’s obligation to consummate the Merger is also subject to, among other things, (i) the accuracy of the representations and warranties of ACE as of the date of the Original Merger Agreement and as of the Closing, (ii) ACE having performed each of the covenants in all material respects, (iii) the Domestication having been completed and (iv) the sum of (w) the amount of cash available in the Trust Account into which substantially all of the proceeds of ACE’s initial public offering and private placements of its warrants have been deposited for the benefit of ACE, certain of its public shareholders and the underwriters of ACE’s initial public offering, after deducting the amount required to satisfy ACE’s obligations to its shareholders (if any) that exercise their rights to redeem their Class A ordinary shares pursuant to ACE’s amended and restated memorandum and articles of association (but prior to payment of (a) any deferred underwriting commissions being held in the Trust Account and (b) any transaction expenses of ACE or its affiliates), plus (x) the PIPE Investment Amount (as defined in the Merger Agreement) actually received by ACE prior to or substantially concurrently with the closing, plus (y) the Available Credit Amount (as defined in the Merger Agreement), plus (z) the Available Cash Amount (as defined in the Merger Agreement), being at least equal to $10,000,000.

The Merger Agreement may be terminated at any time prior to the Closing (i) by mutual written consent of ACE and Tempo, (ii) by Tempo, if certain approvals of the shareholders of ACE, to the extent required under the Merger Agreement, are not obtained as set forth therein or if there is a Modification in Recommendation (as defined in the Merger Agreement), (iii) by ACE, if certain approvals of the stockholders of Tempo, to the extent required under the Merger Agreement, are not obtained within five business days of the effective date of the Proxy Statement/Registration Statement (as defined in the Merger Agreement), (iv) by either ACE or Tempo in certain other circumstances set forth in the Merger Agreement, including (a) if any Governmental Authority (as defined in the Merger Agreement) shall have issued or otherwise entered a final, non-appealable order making consummation of the Merger illegal or otherwise preventing or prohibiting consummation of the Merger and (b) in the event of certain uncured breaches by the other party or if the Closing has not occurred on or before December 13, 2022 (the “Agreement End Date”), unless ACE is in material breach of the Merger Agreement. The Merger Agreement also provides that, if the proxy statement for ACE’s shareholder meeting to approve the Tempo Business Combination has not been mailed by August 30, 2022, then ACE will file a proxy statement to extend the date by which it must complete an initial business combination by at least three months, to such date as may be agreed in writing between ACE and Tempo.

Concurrently with the execution of the original Agreement and Plan of Merger in October 2021 (the “Original Merger Agreement”), an affiliate of the Sponsor (such affiliate, the “Backstop Investor”) entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with ACE, pursuant to, and on the terms and subject to the conditions on which, the Backstop Investor committed to purchase, following the Domestication and prior to or substantially concurrently with the Closing, up to 2,500,000 shares of Domesticated ACE common stock, in a private placement for a purchase price of $10.00 per share and an aggregate purchase price of up to $25,000,000, to backstop certain redemptions by ACE shareholders. On March 16, 2022, ACE and the Backstop Investor terminated the Backstop Subscription Agreement in connection with the execution of the Cantor Purchase Agreement (as defined below).

On October 13, 2021, ACE entered into a Support Agreement (the “Original Sponsor Support Agreement,” and, as amended, the “Sponsor Support Agreement”), by and among ACE, the Sponsor, certain of ACE’s directors and officers and Tempo, pursuant to which the Sponsor and each director and officer of ACE agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Original Sponsor Support Agreement.

On July 6, 2022, the parties to the Original Sponsor Support Agreement entered into an Amendment to Sponsor Support Agreement (the “SSA Amendment”), pursuant to which, among other things, certain Sponsors (as defined in the Sponsor Support Agreement, and, each, an “Earnout Sponsor”) agreed, immediately prior to the Domestication, to contribute, transfer, assign, convey and deliver to ACE an aggregate of 5,595,000 founder shares in exchange for an aggregate of 3,595,000 Class A Ordinary Shares of ACE (the “SSA Exchange”). Pursuant to the SSA Amendment, the Earnout Sponsors also agreed to subject an aggregate of 2,000,000 shares of Domesticated ACE common stock (the “Sponsor Earnout Shares”) received in the SSA Exchange to certain earnout vesting conditions or, should such shares fail to vest, forfeiture to ACE for no consideration. On the earlier of (i) the date which is 15 months following the closing of the Tempo Business Combination and (ii) immediately prior to the closing of a strategic transaction, the Sponsor Earnout Shares will vest in an amount equal to (A) the number of Sponsor Earnout Shares, less (B) the number of Additional Period Shares, if any, issuable in the aggregate under the Second A&R Subscription Agreements. In the event of a strategic transaction, the holders of any vested Sponsor Earnout Shares will be eligible to participate in such strategic transaction with respect to such Sponsor Earnout Shares on the same terms, and subject to the same conditions, as the other holders of shares of Domesticated ACE common stock generally.

On August 12, 2022, the parties to the SSA Amendment entered into a Second Amendment to Sponsor Support Agreement (the “Second SSA Amendment”), pursuant to which the SSA Exchange was amended such that the Earnout Sponsors agreed, immediately prior to the Domestication, to contribute, transfer, assign, convey and deliver to ACE an aggregate of 5,595,000 founder shares in exchange for an aggregate of 3,095,000 Class A Ordinary Shares. Pursuant to the Second SSA Amendment, the Earnout Sponsors also agreed to reduce the number of Sponsor Earnout Shares to 500,000. On the earlier of (i) the date which is fifteen (15) months following the closing of the Tempo Business Combination and (ii) immediately prior to the closing of a strategic transaction, the Sponsor Earnout Shares will vest in an amount equal to (A) the number of Sponsor Earnout Shares, less (B) the number of Additional Period Shares (as defined therein), if any, issuable in the aggregate under the Third A&R PIPE Subscription Agreements. In the event of a strategic transaction, the holders of any vested Sponsor Earnout Shares will be eligible to participate in such strategic transaction with respect to such Sponsor Earnout Shares on the same terms, and subject to the same conditions, as the other holders of shares of Domesticated ACE common stock generally. On September 7, 2022, the parties to the Sponsor Support Agreement entered into a Third Amendment to Sponsor Support Agreement, pursuant to which the parties agreed to increase the number of shares issued in the aggregate in the SSA Exchange from 3,095,000 to 3,595,000, and to increase the number of Sponsor Earnout Shares from 500,000 to 1,000,000.

On October 13, 2021, ACE entered into a Support Agreement (the “Tempo Holders Support Agreement”), by and among ACE, Tempo and certain stockholders of Tempo (the “Tempo Stockholders”). Pursuant to the Tempo Holders Support Agreement, the Tempo Stockholders agreed to, among other things, vote to adopt and approve, upon the effectiveness of the Registration Statement, the Merger Agreement and all other documents and transactions contemplated thereby, in each case, subject to the terms and conditions of Tempo Holders Support Agreement, and vote against any alternative merger, purchase of assets or proposals that would impede, frustrate, prevent or nullify any provision of the Merger, the Merger Agreement or the Tempo Holders Support Agreement or result in a breach of any covenant, representation, warranty or any other obligation or agreement thereunder.

On March 16, 2022, ACE entered into a common stock purchase agreement (the “Cantor Purchase Agreement”) with Tempo and CF Principal Investments LLC (“CFPI”), pursuant to which Domesticated ACE would have the right from time to time at its option following closing of the Tempo Business Combination to sell to CFPI up to $100.0 million of Domesticated ACE common stock subject to certain customary conditions and limitations set forth in the Cantor Purchase Agreement (the “Cantor Facility”). In connection with ACE’s entry into the Cantor Purchase Agreement, on March 16, 2022, ACE and CFPI entered into a registration rights agreement (the “Cantor Registration Rights Agreement”), pursuant to which Domesticated ACE agreed to register for resale, pursuant to Rule 415 under the Securities Act, the shares of Domesticated ACE common stock sold to CFPI under the Cantor Facility. On September 23, 2022, ACE, Tempo and CFPI entered into a termination agreement, pursuant to which the parties mutually agreed to terminate the Cantor Purchase Agreement and the Cantor Registration Rights Agreement in their entirety.

The Merger Agreement contemplates that, at the Closing, ACE will enter into lock-up agreements with (i) the Sponsor, (ii) the other parties on Schedule I of the Sponsor Support Agreement and (iii) certain former stockholders of Tempo, restricting the transfer of Domesticated ACE common stock from and after the Closing. The restrictions under the lock-up agreements begin at the Closing and end on, among other things, the date that is 365 days after the Closing or upon the stock price of Domesticated ACE reaching $12.00 (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the closing date.

For more information about the Merger Agreement and the proposed Tempo Business Combination, see the Company’s Current Report on Form 8-K filed with the SEC on October 14, 2021, and its proxy statement/prospectus included in the Registration Statement on Form S-4 filed with the SEC in connection with the Tempo Business Combination (as it has been and may be amended or supplemented). Unless specifically stated, this Quarterly Report on Form 10-Q does not give effect to the proposed Tempo Business Combination and does not contain the risks associated with the proposed Tempo Business Combination. Such risks and effects relating to the proposed Tempo Business Combination are included in the Registration Statement.

Subscription Agreement

On January 18, 2022, ACE entered into a Subscription Agreement (the “Subscription Agreement”) with Tempo, OCM and Tor Asia Credit Opportunity Master Fund II LP (“Tor”). Pursuant to the Subscription Agreement, OCM, an affiliate of Oaktree Capital Management, L.P. (collectively with its affiliates or affiliated investment funds and/or managed or controlled accounts, “Oaktree”), committed to purchase $175 million in aggregate principal amount of ACE’s 15.5% convertible senior notes due 2025 concurrently with the Closing. The Subscription Agreement also provided for the purchase of $25 million in aggregate principal amount of ACE’s 15.5% convertible senior notes due 2025 concurrently with the Closing by Tor, an investment partner of ACE. On January 18, 2022, ACE and Tempo also entered into side letters with each of OCM and Tor, providing for (i) Oaktree having the right (but not the obligation), commencing on the closing date and ending on the date Oaktree no longer held or controlled notes in an aggregate principal amount that was at least 50% of the aggregate principal amount of notes purchased by Oaktree on the closing date, to appoint two individuals to attend, as board observers and participants in a non-fiduciary and non-voting capacity, each meeting of the Domesticated ACE board of directors and any duly authorized committee thereof, and (ii) certain liquidity reporting requirements of ACE to Tor, and providing Tor with certain access and inspection rights of ACE’s or any of its subsidiaries’ respective properties and records. On July 30, 2022, the Subscription Agreement and the side letters were terminated in their entirety. As a result of such termination, if ACE consummates an initial business combination with or among Tempo, Compass, Whizz or any of their respective affiliates or subsidiaries, OCM will be entitled to a termination fee of 3.5% of the aggregate principal amount of the subscribed notes (approximately $7.0 million), to be paid by ACE immediately following and as a condition subsequent to the closing of such initial business combination.

On September 4, 2022, Tempo, ACE, OCM and Oaktree agreed to reduce such termination fee to 0.6% of the aggregate principal amount of the subscribed notes (approximately $1.1 million) if the closing of the Tempo Business Combination occurred on or before October 15, 2022 (the “Specified Fee Date”), to be paid on the earlier of (i) six months after the closing of the Tempo Business Combination and (ii) the date on which either ACE or Tempo commence bankruptcy proceedings. In addition to the reduced termination fee, ACE and Tempo are required to pay approximately $1.2 million in fees and expenses to OCM on the earlier of (x) immediately following the closing of the Tempo Business Combination and (y) the Outside Business Combination Date (as defined below). The reduced termination fee and all other fees and expenses owed to OCM under such agreement will accrue interest at a rate of 20% per year, compounding monthly, starting on October 15, 2022. If the Tempo Business Combination has not been consummated prior to the Specified Fee Date, on the earliest of (I) the date on which the Merger Agreement is terminated, (II) the date on which either ACE or Tempo commence bankruptcy proceedings and (III) June 15, 2023 (the earliest date, the “Outside Business Combination Date”), ACE and Tempo will pay OCM the full 3.5% termination fee and all of its accrued and unpaid fees and expenses. To the extent the termination fee and accrued and unpaid fees and expenses are not paid on or prior to June 15, 2023, the unpaid portion of the termination fee (together with all other unpaid fees and expenses) will accrue interest at a rate of 20% per year, compounding monthly, starting on October 15, 2022. On October 11, 2022, Tempo, ACE, OCM and Oaktree entered into a letter agreement pursuant to which the Specified Fee Date was amended to November 15, 2022. The Company has accrued and reflected the full termination fee and reimbursement of fees in its condensed consolidated balance sheets and condensed consolidated statements of operations.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on July 27, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued on conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $4,600,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Termination of Proposed Achronix Business Combination

On January 7, 2021, we entered into an Agreement and Plan of Merger with Achronix Semiconductor Corp., a Delaware corporation (“Achronix”), and Merger Sub (As defined in Note 1).

On May 24, 2021, in our Form 10-Q for the quarter ended March 31, 2021, we disclosed that the SEC informed us that it was investigating certain disclosures made in the Form S-4 relating to our proposed business combination with Achronix. On July 11, 2021, we and Achronix entered into a termination and release agreement, pursuant to which the parties agreed to mutually terminate the merger agreement relating to the proposed business combination.

On October 27, 2021, we received a letter from the SEC in connection with its investigation with the following response: “We have concluded the investigation as to ACE Convergence Acquisition Corp. (“ACE”). Based on the information we have as of this date, we do not intend to recommend an enforcement action by the Commission against ACE.” The SEC provided this notice pursuant to the guidelines set out in the final paragraph of Securities Act Release No. 5310 (the text of this release can be found at: http://www.sec.gov/divisions/enforce/wells-release.pdf).

Business Combination Agreement

On October 13, 2021, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Tempo Automation, Inc., a Delaware corporation (“Tempo”), and Merger Sub.

Pursuant to the transactions contemplated by the terms of the Merger Agreement (the “Tempo Business Combination”), and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Tempo, with Tempo surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). Prior to the closing of the Tempo Business Combination (the “Closing”), the Company shall domesticate as a Delaware corporation (the “Domestication” and, ACE, after the Domestication, “Domesticated ACE”) and shall immediately be renamed “Tempo Automation Holdings, Inc.”

On August 13, 2021, Tempo Automation, Inc., a Delaware corporation (“Tempo”) entered into a Stock Purchase Agreement (the “Whizz Agreement”) with Whizz Systems, Inc., a Delaware corporation (“Whizz”), and on October 13, 2021, Tempo entered into an Agreement and Plan of Merger (the “Compass AC Agreement”) with Compass AC Holdings, Inc., a Delaware corporation (“Compass AC”), pursuant to which, and on the terms and subject to the conditions of which, Tempo will acquire all of the outstanding shares of capital stock of each Whizz and Compass AC (the “Tempo Add-On Acquisitions”) immediately following the closing of the Business Combination (as defined below). After the Effective Time, ACE will pay or issue to eligible Whizz equity holders and Compass AC equity holders their respective pro rata portion of the Whizz Consideration (as defined in the Merger Agreement) or the Compass AC Consideration (as defined in the Merger Agreement), including, for the avoidance of doubt, any applicable earnout consideration, upon the terms and subject to the conditions set forth in the Whizz Agreement or the Compass AC Agreement, as applicable.

The Closing is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of ACE and Tempo, (ii) effectiveness of the registration statement on Form S-4 (which will include a proxy statement for holders of ACE’s ordinary shares) initially filed by ACE with the SEC on November 12, 2021 in connection with the Business Combination (the “Registration Statement”), (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act, (iv) the absence of any legal restraints on the Closing, and (vi) receipt of approval for listing on The Nasdaq Stock Market LLC (“Nasdaq”) the shares of Domesticated ACE common stock to be issued in connection with the Merger.

ACE’s obligation to consummate the Business Combination is also subject to, among other things, (i) the accuracy of the representations and warranties of Tempo as of the date of the Merger Agreement and as of the Closing, (ii) each of the covenants of Tempo having been performed in all material respects and (iii) all conditions of the closing of each of the Tempo Add-On Acquisitions being satisfied or waived and each of the Tempo Add-On Acquisitions being prepared to be consummated immediately after the Closing.

Tempo’s obligation to consummate the Merger is also subject to, among other things, (i) the accuracy of the representations and warranties of ACE as of the date of the Merger Agreement and as of the Closing, (ii) ACE having performed each of the covenants in all material respects, (iii) the Domestication having been completed and (iv) the sum of (w) the amount of cash available in the trust account into which substantially all of the proceeds of ACE’s initial public offering and private placements of its warrants have been deposited for the benefit of ACE, certain of its public shareholders and the underwriters of ACE’s initial public offering (the “Trust Account”), after deducting the amount required to satisfy ACE’s obligations to its shareholders (if any) that exercise their rights to redeem their Class A ordinary shares pursuant to ACE’s amended and restated memorandum and articles of association (but prior to payment of (a) any deferred underwriting commissions being held in the Trust Account and (b) any transaction expenses of ACE or its affiliates), plus (x) the PIPE Investment Amount (as defined in the Merger Agreement), plus (y) the Available Credit Amount (as defined in the Merger Agreement), plus (z) the Available Cash Amount (as defined in the Merger Agreement), being at least equal to $320,000,000.

The Merger Agreement may be terminated at any time prior to the Closing (i) by mutual written consent of ACE and Tempo, (ii) by Tempo, if certain approvals of the shareholders of ACE, to the extent required under the Merger Agreement, are not obtained as set forth therein or if there is a Modification in Recommendation (as defined in the Merger Agreement), (iii) by ACE, if certain approvals of the stockholders of Tempo, to the extent required under the Merger Agreement, are not obtained within five business days after the Registration Statement has been declared effective by the SEC and delivered or otherwise made available to Tempo’s stockholders, (iv) by either ACE or Tempo in certain other circumstances set forth in the Merger Agreement, including (a) if any Governmental Authority (as defined in the Merger Agreement) shall have issued or otherwise entered a final, nonappealable order making consummation of the Merger illegal or otherwise preventing or prohibiting consummation of the Merger and (b) in the event of certain uncured breaches by the other party or if the Closing has not occurred on or before July 13, 2022 (the “Agreement End Date”), unless ACE is in material breach of the Merger Agreement; provided that in the event the Extension Proposals are approved by the stockholders of ACE, then nine (9) months after the date of the Merger Agreement; provided further, that if so extended, then Tempo shall have the right to extend the Agreement End Date for one period of three (3) months if either of the Add-On Acquisitions has not closed due to a failure to obtain regulatory approvals or legal restraints on the closing of either Add-On Acquisition (subject to the requirement that the other conditions to the Closing have generally been satisfied or waived on or before such date).

On or prior to the execution of the Merger Agreement, ACE entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which: (i) certain of the PIPE Investors have collectively subscribed for 8,200,000 shares of the Domesticated ACE Common Stock for an aggregate purchase price equal to $82,000,000 pursuant to Subscription Agreements (the “PIPE Common Stock Subscription Agreements”) and (ii) an affiliate of ACE’s sponsor, ACE Convergence Acquisition LLC (the “Sponsor”), has committed to purchase no less than $25,000,000 of ACE’s 12% convertible senior notes due 2025 pursuant to a Note Subscription Agreement (the “PIPE Convertible Note Subscription Agreement” and, together with the PIPE Common Stock Subscription Agreements, the “PIPE Subscription Agreements”), which is referred to as the “PIPE Investment.”

Concurrently with the execution of the Merger Agreement, an affiliate of the Sponsor (such affiliate, the “Backstop Investor”) entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with ACE, pursuant to, and on the terms and subject to the conditions on which, the Backstop Investor has committed to purchase, following the Domestication and prior to or substantially concurrently with the Closing, up to 2,500,000 shares of Domesticated ACE common stock, in a private placement for a purchase price of $10.00 per share and an aggregate purchase price of up to $25,000,000, to backstop certain redemptions by ACE shareholders.

On October 13, 2021, ACE entered into a Support Agreement (the “Sponsor Support Agreement”), by and among ACE, the Sponsor, certain of ACE’s directors and officers and Tempo, pursuant to which the Sponsor and each director and officer of ACE agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.

On October 13, 2021, ACE entered into a Support Agreement (the “Tempo Holders Support Agreement”), by and among ACE, Tempo and certain stockholders of Tempo (the “Tempo Stockholders”). Pursuant to the Tempo Holders Support Agreement, the Tempo Stockholders agreed to, among other things, vote to adopt and approve, upon the effectiveness of the Registration Statement, the Merger Agreement and all other documents and transactions contemplated thereby, in each case, subject to the terms and conditions of Tempo Holders Support Agreement, and vote against any alternative merger, purchase of assets or proposals that would impede, frustrate, prevent or nullify any provision of the Merger, the Merger Agreement or the Tempo Holders Support Agreement or result in a breach of any covenant, representation, warranty or any other obligation or agreement thereunder.

The Merger Agreement contemplates that, at the Closing, ACE will enter into lock-up agreements with (i) the Sponsor and (ii) and certain former stockholders of Tempo and Compass AC, in each case, restricting the transfer of Domesticated ACE Common Stock from and after the Closing. The restrictions under the lock-up agreements begin at the Closing and end on, among other things, in the case of the Sponsor and certain former stockholders of Tempo, the date that is 365 days after the Closing, and in the case of certain former stockholders of Compass AC, the date that is 180 days after the Closing, or (in each case) upon the stock price of Domesticated ACE reaching $12.00 (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing Date.

For more information about the Merger Agreement and the proposed Tempo Business Combination, see our Current Report on Form 8-K filed with the SEC on October 14, 2021, and in our preliminary prospectus/proxy statement included in the Registration Statement. Unless specifically stated, this Annual Report on Form 10-K does not give effect to the proposed Tempo Business Combination and does not contain the risks associated with the proposed Tempo Business Combination. Such risks and effects relating to the proposed Tempo Business Combination is included in the Registration Statement.

Subscription Agreement

On January 18, 2022, ACE entered into a Subscription Agreement (the “Subscription Agreement”) with Tempo, OCM Tempo Holdings, LLC (“OCM”) and Tor Asia Credit Opportunity Master Fund II LP (“Tor”). Pursuant to the Subscription Agreement, OCM, an affiliate of Oaktree Capital Management, L.P. (collectively with its affiliates or affiliated investment funds and/or managed or controlled accounts, “Oaktree”), has committed to purchase $175 million in aggregate principal amount of ACE’s 13% convertible senior notes due 2025 concurrently with the closing (the “Closing”) of the previously announced business combination between ACE and Tempo, which Closing is subject to the satisfaction or waiver of the conditions stated in the Merger Agreement dated as of October 13, 2021, by and among ACE, Tempo Automation and ACE Convergence Subsidiary Corp., and other customary closing conditions. The Subscription Agreement also provides for the purchase of $25 million in aggregate principal amount of ACE’s 13% convertible senior notes due 2025 concurrently with the Closing by Tor, an investment partner of ACE, which investment replaces the previously announced investment in ACE’s 12% convertible senior notes due 2025 by an affiliate of ACE’s sponsor, ACE Convergence Acquisition LLC, as disclosed in the Form 8-K, filed January 20, 2022.

TEMPO AUTOMATION INC
Commitments and Contingencies
(12)	Commitments and Contingencies

Operating Leases

The table below presents the operating lease-related assets and liabilities recorded on the condensed balance sheets (in thousands):

	Classifications on the condensed financial statements	As of September 30, 2022
Operating lease assets	Operating leases – right-of-use asset	$565
Operating lease liability, current	Operating lease liability, current	801
Operating lease liability, noncurrent	Operating lease liability, noncurrent	38

	Classifications on the condensed financial statements	As of December 31, 2021
Operating lease assets	Operating leases– right-of-use asset	$1,323
Operating lease liability, current	Operating lease liability, current	1,111
Operating lease liability, noncurrent	Operating lease liability, noncurrent	546

The estimated incremental borrowing rate used to measure the lease liability is 8.95%. Prospectively, future rent expense under ASC 842 is calculated using the same methodology as required under ASC 840 in order to record straight line lease expense over the lease term. Rent expense recorded was $0.7 million for the nine months ended September 30, 2022 and 2021. Variable lease expenses for the nine months ended September 30, 2022 and 2021 were immaterial.

On August 8, 2022, the Company abandoned a section of their operating lease for the remainder of the lease term and has no intention of subleasing the space. The Company reassessed their asset grouping as the deployment of the ROU asset had changed and determined the abandoned lease was a new asset group. The Company concluded the abandoned section of their ROU asset was not recoverable and recognized an impairment charge of $0.1 million to the right of use asset, and a $0.2 million impairment charge to the leasehold improvements. These impairment charges were recorded within impairment loss in the condensed statements of operations.

Future minimum lease payments under non-cancelable operating leases as of September 30, 2022 are as follows (in thousands):

As of September 30,
2022
2022 (remaining)	$307
2023	531
2024	29
Total future lease payments	867
Less imputed interest	(28)
Total operating lease liability	$839

Finance Leases

The table below presents the finance lease-related assets and liabilities recorded on the condensed balance sheets and the condensed statement of operations (in thousands):

	Classification on the condensed financial statements	As of September 30, 2022
Finance lease assets	Property and equipment, net	$3,519
Finance lease liability, current	Finance lease, current	1,897
Finance lease liability, noncurrent	Finance lease, noncurrent	—

		Nine Months Ended
		September 30, 2022
Depreciation of the leased asset	Cost of revenue	$1,935
Lease interest expense	Other income (expense), net	329

	Classification on the condensed financial statements	As of December 31, 2021
Finance lease assets	Property and equipment, net	$3,943
Finance lease liability, current	Finance lease, current	1,091
Finance lease liability, noncurrent	Finance lease, noncurrent	1,606

		Nine Months Ended
		September 30, 2021
Depreciation of the leased asset	Cost of revenue	$409
Lease interest expense	Other income (expense), net	464

Future minimum lease payments under finance lease are as follows (in thousands):

As of September 30,
2022
2022 (remaining)	$376
2023	1,731
Total future lease payments	2,107
Less: imputed interest	(210)
Total finance lease liability	$1,897

The weighted average remaining lease term for our operating leases and finance leases is 0.8 year and the weighted average discount rate of our operating leases and finance leases is 8.95% and 18.71%, respectively. Supplemental disclosures of cash flow information related to leases were as follows (in thousands):

	Nine Months Ended September 30,
	2022	2021
Operating cash flows paid for operating leases	$908	$885
Financing cash flows paid for finance leases	1,128	1,128

(15)	Commitments and Contingencies

The Company early adopted ASC 842 as of January 1, 2020 using the modified retrospective method (see Note 2). This ASC requires a lessee to evaluate its leases to determine whether they should be classified as operating or financing leases. The Company identified two operating leases and one finance lease.

Operating Leases

The Company leases office space in San Francisco, California under operating leases with lease term of sixty-five months beginning from January 2018. Additionally, the Company has an equipment lease agreement for forty-eight months beginning from June 2020. The table below presents the operating lease-related assets and liabilities recorded on the balance sheets (in thousands):

	Classifications on the financial
	statements	December 31, 2021
Operating lease assets	Operating leases – right-of-use asset	$1,323
Operating lease liability, current	Operating lease liability, current	1,111
Operating lease liability, noncurrent	Operating lease liability, noncurrent	546

	Classifications on the financial
	statements	December 31, 2020
Operating lease assets	Operating leases – right-of-use asset	$2,109
Operating lease liability, current	Operating lease liability, current	987
Operating lease liability, noncurrent	Operating lease liability, noncurrent	1,657

The estimated incremental borrowing rate used to measure the lease liability is 8.95%. Prospectively, future rent expense under ASC 842 is calculated using the same methodology as required under ASC 840 in order to straight line lease expense over the lease term. Rent expense recorded was $1.0 million for the years ended December 31, 2021 and 2020. Variable lease expenses for the years ended December 31, 2021 and 2020 were $38 thousand and $0.3 million, respectively.

Future minimum lease payments under non-cancelable operating leases as of December 31, 2021 are as follows (in thousands):

As on December 31,
2021
2022	$1,215
2023	531
2024	29
Total future lease payments	1,775
Less imputed interest	(118)
Total operating lease liability	$1,657

Finance Leases

On June 23, 2020, the Company sold certain capital assets for cash proceeds of $4.0 million. Immediately before the transaction, the assets had a carrying amount of approximately $4.8 million and had a remaining useful life of approximately 6 to 10 years. At the same time, the Company entered into a contract with the vendor for the right to use the assets for 3 years with monthly payments and a 12 to 24 months’ renewal option at the end of the term. The contract also includes an option to repurchase the assets at the end of year three at the then-current fair market value, limited to 25% of the fair market value of the assets at inception date (or approximately $1.0 million). The Company plans to exercise the purchase option at the end of the 3-year lease.

The repurchase option and the classification of the lease as a finance lease precludes accounting for the transfer of the assets as a sale. As such, this transaction is classified as a financing arrangement. The table below presents the finance lease-related assets and liabilities recorded on the balance sheet (in thousands):

	Classification on the financial
	statements	December 31, 2021
Finance lease assets	Property and equipment, net	$3,943
Finance lease liability, current	Finance lease, current	1,091
Finance lease liability, noncurrent	Finance lease, noncurrent	1,606
Depreciation of the leased asset	Cost of revenue	547
Lease interest expense	Other income (expense), net	598

	Classification on the financial
	statements	December 31, 2020
Finance lease assets	Property and equipment, net	$4,490
Finance lease liability, current	Finance lease, current	906
Finance lease liability, noncurrent	Finance lease, noncurrent	2,697
Depreciation of the leased asset	Cost of revenue	273
Lease interest expense	Other income (expense), net	376

Future minimum lease payments under finance lease are as follows (in thousands):

As of December 31,
2021
2022	$1,504
2023	1,731
Total future lease payments	3,235
Less: imputed interest	(538)
Total finance lease liability	$2,697

The weighted average remaining lease term for our operating leases and finance leases is 1.5 years and the weighted average discount rate of our operating leases and finance leases is 8.95% and 18.71%, respectively. Supplemental disclosures of cash flow information related to leases were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Operating cash flows paid for operating leases	$1,184	$689
Financing cash flows paid for finance leases	1,504	773
Non-cash activity: Lease liabilities arising from obtaining right-of-use assets	—	107